Note 12 - Supplemental Balance Sheet Information	9 Months Ended
Sep. 30, 2021
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]
12.	Supplemental balance sheet information

Other current liabilities consist of the following:

	As of December 31,	As of September 30,
	2020	2021
	$	$
		(Unaudited)

Compensation related	2,222	2,376
Professional services	373	99
Income tax payable	-	2,588
Other taxes related	857	358
Forward liability	278	278
Others	76	69

Total	3,806	5,768